RELATED PARTY TRANSACTIONS AND BALANCES (Details) - Hong Kong Kisen Member - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2023	Apr. 07, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES (Details) [Line Items]
Amount of loans	$ 20,000,000	$ 10,000,000	$ 451,300	$ 962,000	$ 4,384,975
Debt term	1 year	10 months
Interest rate	0.10%	0.10%
Repayments to related parties		$ 2,000,000	475,000	8,021,693	3,160,000
Generating interest expense			1,117	$ 9,565	$ 9,316
Interest payable			$ 4,217